Acquisition	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014
Business Combinations [Abstract]
Acquisition
3.	ACQUISITION

On September 19, 2013, Diamondback completed the acquisition of mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin for $440 million. As part of the closing of the acquisition the mineral interests were conveyed from the previous owners to the Partnership. The mineral interests entitle the Partnership to receive an average 21.4% royalty interest on all production from this acreage with no additional future capital or operating expense required. The acquisition was accounted for as an acquisition of assets.

3.	ACQUISITION

On September 19, 2013, Diamondback completed the acquisition of mineral interests underlying approximately 14,804 gross (12,687 net) acres in Midland County, Texas in the Permian Basin for $440 million. As part of the closing of the acquisition, the mineral interests were conveyed from the previous owners to the Predecessor. The mineral interests entitle us to receive an average 21.4% royalty interest on all production from this acreage with no additional future capital or operating expense required. The acquisition was accounted for as an acquisition of assets.